Transactions and Balances with Related Parties - Schedule of Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Transactions with Related Parties [Abstract]
Research and development expenses	$ 216	$ 63	$ 40
Sale of non-controlling interest in subsidiary			$ 2,985